Share-Based Compensation (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 06, 2015 $ / shares shares	Oct. 06, 2015 $ / shares shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross						200,074	191,994		1,390,280
Excess Tax Deficit from Share-based Compensation | $							$ 142
Stock Options 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													2,000,000	2,000,000
Stock Option Exercise Price Per Share | (per share)													$ 1.004	$ 30
Stock Options 2012 Plan [Member] | One And Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage													50.00%
Stock Options 2012 Plan [Member] | Three Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage													50.00%
Stock Options 2012 Plan [Member] | Imaging Cayman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)						3 years 1 month 15 days
Stock Options 2012 Plan [Member] | ROC Central Government Bond [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)							5 years		2 years
Stock Options 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											430,000	430,000
Stock Option Exercise Price Per Share | (per share)											$ 1	$ 30
Stock Options 2013 Plan [Member] | Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage											50.00%
Stock Options 2013 Plan [Member] | Two Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage											50.00%
Stock Options 2013 Plan [Member] | Imaging Cayman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)						2 years 1 month 15 days
Stock Options 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,528,000	2,528,000
Stock Option Exercise Price Per Share | (per share)	$ 1.986	$ 65
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost | $						$ 307	$ 307		$ 77
Stock Options 2015 Plan [Member] | One And Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						50.00%
Stock Options 2015 Plan [Member] | Three Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						50.00%
Stock Options 2015 Plan [Member] | ROC Central Government Bond [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)							2 years		5 years
Stock Options 2016 Plan [Member] | One And Half Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							50.00%
Stock Options 2016 Plan [Member] | Three Years After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							50.00%
Stock Options 2016 Plan [Member] | Imaging Cayman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							1,760,000	1,760,000
Expected term (years)						3 years 1 month 15 days
Stock Option Exercise Price Per Share | (per share)							$ 0.9139	$ 30
Stock Options 2016 Plan [Member] | Imaging Taiwan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							2,040,000	2,040,000
Expected term (years)						3 years 1 month 15 days
Stock Option Exercise Price Per Share | (per share)							$ 0.9139	$ 30
Stock Options 2016 Plan [Member] | ROC Central Government Bond [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)							2 years		5 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period						580,235	1,208,785		597,596
Market Price Per Share Of American Depositary Shares Underlying Restricted Stock Units Granted | $ / shares						$ 10.93	$ 8.30		$ 7.92	$ 9.27	$ 10.15		$ 1.95
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options | $						$ 740
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						1 year 9 months 29 days
Restricted Stock Units (RSUs) [Member] | Long-term Incentive Plan grants 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period													5,522,279
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage									13.88%	13.88%	13.88%		58.36%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value | $													$ 6,286
Restricted Stock Units (RSUs) [Member] | Long-term Incentive Plan grants 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period											867,771
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage							3.70%		3.70%	3.70%	88.90%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value | $											$ 7,833
Restricted Stock Units (RSUs) [Member] | Long-term Incentive Plan grants 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period										1,219,791
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						5.81%	5.81%		5.81%	82.57%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value | $										$ 9,337
Restricted Stock Units (RSUs) [Member] | Long-term Incentive Plan grants 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period									597,596
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						1.95%	1.95%		94.15%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value | $									$ 4,456
Restricted Stock Units (RSUs) [Member] | Long-term Incentive Plan grants 4 [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage					1.95%
Restricted Stock Units (RSUs) [Member] | Long-term Incentive Plan grants 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period							1,208,785
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						2.69%	91.93%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value | $							$ 9,223
Restricted Stock Units (RSUs) [Member] | Long-term Incentive Plan grants 5 [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage				2.69%	2.69%
Restricted Stock Units (RSUs) [Member] | Long-term Incentive Plan grants 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period						580,235
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage						96.91%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value | $						$ 6,147
Restricted Stock Units (RSUs) [Member] | Long-term Incentive Plan grants 6 [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage			1.03%	1.03%	1.03%